Income Taxes Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities	$ 0
(Loss) income before income taxes	$ 72,565		$ (2,575,104)	$ 586,289
Hong Kong
Income Taxes Expense
Maximum profits, tier one income tax rate		$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
(Loss) income before income taxes	$ 4,417,801		$ 1,720,901	3,227,007
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%
Preferential tax rate period			3 years		3 years
(Loss) income before income taxes	$ (983,763)		$ (1,557,411)	6,671,262
PRC | Chu Le of WFOE | High and New Technology Enterprises
Income Taxes Expense
Preferential income tax rate (in percent)	15.00%	15.00%	15.00%
Cayman
Income Taxes Expense
(Loss) income before income taxes	$ (411,022)		$ (2,086,947)	(5,831,156)
U.S.
Income Taxes Expense
Statutory income tax rate (in percent)	21.00%	21.00%
(Loss) income before income taxes	$ (2,950,451)		$ (651,647)	$ (3,480,824)